Share-based Payment - Summary Of Share Based Payment (Detail)	3 Months Ended
Mar. 31, 2026
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,179,828
Granted during the period	541,771
Settled during the period	(63,779)
Transferred during the period	(500,052)
Forfeited during the period	(7,052)
Ending balance	1,150,716
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	588,187
Restricted Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	381,616
Restricted Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	180,913
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	165,258
Granted during the period	102,778
Settled during the period	(839)
Transferred during the period	(85,820)
Forfeited during the period	0
Ending balance	181,377
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	88,311
Performance Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	58,799
Performance Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	34,267
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,345,086
Granted during the period	644,549
Settled during the period	(64,618)
Transferred during the period	(585,872)
Forfeited during the period	(7,052)
Ending balance	1,332,093
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	676,498
Restricted Stock Units and Performance Stock Unit [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	440,415
Restricted Stock Units and Performance Stock Unit [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	215,180